Short-term Loans Receivable (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 27, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 29, 2021	Jun. 01, 2021	Apr. 28, 2021	Dec. 01, 2020	Jun. 20, 2020
Short-term Loans Receivable (Details) [Line Items]
Accrued interest rate, percentage						6.00%
Interest income earned			$ 31,000
Loan extended date			3,000	$ 11,000
Outstanding loans receivable and accrued interest assigned as payment for purchase price			1,691,000
Purchase price of system software	$ 8,000,000
Accrued interest	534,000
Loans receivable			0	2,239,378
Loan Agreement [Member]
Short-term Loans Receivable (Details) [Line Items]
Accrued interest rate, percentage							12.00%
Aggregate principal amount								$ 1,000,000
Received repayment amount	497,000
Interest amount	$ 5,000
December 20, 2019 [Member]
Short-term Loans Receivable (Details) [Line Items]
Notes receivable			1,626,000
Accrued interest rate, percentage										6.00%
Interest income earned			16,000	99,000	$ 3,000
June and December 2020 [Member]
Short-term Loans Receivable (Details) [Line Items]
Accrued interest rate, percentage								6.00%
Interest income earned			$ 4,000	4,000
Aggregate principal amount		$ 380,000
Loan due date		Apr. 28, 2021	Jun. 29, 2021
Outstanding loans receivable and accrued interest assigned as payment for purchase price			$ 359,000
Repayment of remaining outstanding			$ 30,000
June 2020 [Member]
Short-term Loans Receivable (Details) [Line Items]
Aggregate principal amount		$ 300,000
Outstanding balance				$ 214,000
Lion Financial Group Limited [Member]
Short-term Loans Receivable (Details) [Line Items]
Accrued interest rate, percentage									6.00%